Segment Information (Reconciliation of Total Assets By Segment to Consolidated Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 8,967.6	$ 9,196.9
Operating segments | Motion Pictures
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,757.4	1,802.3
Operating segments | Television Production
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,400.5	1,364.0
Operating segments | Media Networks
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	5,166.5	5,236.8
Other unallocated assets
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 643.2	$ 793.8